Pension and Other Postretirement Benefits (Schedule of Reconciliation of Plan Assets Measured by Significant Unobservable Inputs) (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance at beginning of period	$ 576	$ 642
Foreign currency translation	44	(83)
Asset returns – assets held at reporting date	(88)	36
Asset returns – assets sold during the period	85	37
Purchases, sales and settlements, net	(99)	(56)
Balance at end of period	518	576
Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance at beginning of period	207	225
Foreign currency translation	20	(37)
Asset returns – assets held at reporting date	(38)	24
Asset returns – assets sold during the period	32	1
Purchases, sales and settlements, net	(32)	(6)
Balance at end of period	189	207
Private equity
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance at beginning of period	215	281
Foreign currency translation	19	(42)
Asset returns – assets held at reporting date	(57)	2
Asset returns – assets sold during the period	53	36
Purchases, sales and settlements, net	(83)	(62)
Balance at end of period	147	215
Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance at beginning of period	154	136
Foreign currency translation	5	(4)
Asset returns – assets held at reporting date	7	10
Purchases, sales and settlements, net	16	12
Balance at end of period	$ 182	$ 154